UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ x ]; Amendment Number:1
This Amendment (Check only one.):	[ x ] is a restatement.
						[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President and CCO
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	 November 3, 2009

During the process of completing the 3Q 2009 13F Filing for our firm, I discovered that
1) I did not include 2 security types in our portfolio software system, which produces the 13F holdings report. The 2 security types represent bond ETFs and commodity ETFs.
2) I had not been reporting assets for a group of small accounts, associated with our clients. These accounts are not actively managed and are not charged any management fees by our firm so I did not include them as managed assets. I have determined that these accounts should be included in our 13F reports.

I am amending 13F reports back to March 31, 2009. I am aware that this issue has affected our 13F filings in the past; however I can not reconstruct the exact replica of the 13F report that would have been filed originally because of the dynamic changes that occur in our account and client base. We believe that the any effort to re-construct the holdings would not result in an accurate accounting.

I have changed our 13F reporting process so that these issues will be included in our future filings. If there are any questions or comments about this amendment please contact us.


Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:0



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	93

Form 13F Information Table Value Total:	$292,976,000

List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579Y101      240     4000 SH       SOLE                     4000
ARM Holdings PLC - ADR         COM              042068106      274    45957 SH       SOLE                    45957
Abbott Laboratories            COM              002824100      261     5550 SH       SOLE                     5550
Accenture PLC Cl A             COM              G1151C101     6087   181926 SH       SOLE                   181926
Adobe Systems Inc              COM              00724F101     5824   205809 SH       SOLE                   205809
Aecom Technology Corp          COM              00766t100     5467   170846 SH       SOLE                   170846
Alcoa                          COM              013817101     4740   458864 SH       SOLE                   458864
Amedisys, Inc.                 COM              023436108      210     6373 SH       SOLE                     6373
Amgen Inc.                     COM              031162100     4710    88965 SH       SOLE                    88965
Apple Computer                 COM              037833100     7119    49985 SH       SOLE                    49985
Bank of New York Mellon Corp   COM              064058100      436    14889 SH       SOLE                    14889
Berkshire Hathaway Class B     COM              084670207     6431     2221 SH       SOLE                     2221
Boeing                         COM              097023105      338     7958 SH       SOLE                     7958
Broadcom Corp - Cl A           COM              111320107     2608   105197 SH       SOLE                   105197
Cadence Design Systems Inc     COM              127387108      158    26828 SH       SOLE                    26828
Caterpillar                    COM              149123101     4718   142791 SH       SOLE                   142791
Celgene Corp                   COM              151020104     5749   120172 SH       SOLE                   120172
Cerner Corp                    COM              156782104     7618   122296 SH       SOLE                   122296
Chevron Corp                   COM              166764100     6092    91949 SH       SOLE                    91949
Cisco Systems Inc              COM              17275R102     5595   299985 SH       SOLE                   299985
Coca Cola Co.                  COM              191216100      557    11600 SH       SOLE                    11600
Comcast Corp Class A           COM              20030N101      379    26190 SH       SOLE                    26190
ConocoPhillips                 COM              20825C104     4653   110618 SH       SOLE                   110618
Cooper Industries PLC          COM              g24140108     5179   166799 SH       SOLE                   166799
EMC Corporation                COM              268648102     8073   616274 SH       SOLE                   616274
EQT Corp                       COM              26884L109     5450   156115 SH       SOLE                   156115
Emerson Electric               COM              291011104      281     8688 SH       SOLE                     8688
Exxon Mobil Corp               COM              30231G102      470     6719 SH       SOLE                     6719
GSI Commerce Inc               COM              36238g102      296    20804 SH       SOLE                    20804
General Electric               COM              369604103     4283   365457 SH       SOLE                   365457
Genzyme Corp                   COM              372917104     4270    76699 SH       SOLE                    76699
Goldman Sachs                  COM              38141G104     9761    66203 SH       SOLE                    66203
Google Inc                     COM              38259P508     6377    15127 SH       SOLE                    15127
Healthcare Select Sector SPDR  COM              81369y209      308    11722 SH       SOLE                    11722
IShares Russell 1000 Growth    COM              464287614      628    15294 SH       SOLE                    15294
ITT Industries Inc             COM              450911102     5350   120226 SH       SOLE                   120226
Industrial Select Sector SPDR  COM              81369y704      289    13173 SH       SOLE                    13173
Johnson & Johnson              COM              478160104      276     4852 SH       SOLE                     4852
KeyCorp                        COM              493267108       52    10000 SH       SOLE                    10000
Lowe's Companies               COM              548661107     4672   240701 SH       SOLE                   240701
Marvell Technology             COM              g5876h105      146    12554 SH       SOLE                    12554
Microsoft                      COM              594918104     7584   319071 SH       SOLE                   319071
Morgan Stanley                 COM              617446448     5948   208613 SH       SOLE                   208613
National Oilwell Varco Inc     COM              637071101     5132   157132 SH       SOLE                   157132
News Corporation               COM              65248e104      101    11121 SH       SOLE                    11121
Nike Inc Class B               COM              654106103     3176    61346 SH       SOLE                    61346
Omniture Inc                   COM              68212s109      135    10785 SH       SOLE                    10785
Oracle Sys Corp.               COM              68389X105      257    12009 SH       SOLE                    12009
PNC Financial Services Group I COM              693475105     5836   150370 SH       SOLE                   150370
Paccar Inc                     COM              693718108      542    16700 SH       SOLE                    16700
Peabody Energy                 COM              704549104     4157   137843 SH       SOLE                   137843
PepsiCo Inc.                   COM              713448108     6231   113374 SH       SOLE                   113374
Petrochina Co LTD - ADR        COM              71646E100      210     1900 SH       SOLE                     1900
Philip Morris International In COM              718172109      342     7850 SH       SOLE                     7850
Powershares Wilderhill Clean E COM              73935X500      181    18000 SH       SOLE                    18000
Procter & Gamble               COM              742718109     5364   104969 SH       SOLE                   104969
Qualcomm Inc                   COM              747525103     8119   179633 SH       SOLE                   179633
S&P 500 Depository Receipt     COM              78462F103     7583    82464 SH       SOLE                    82464
S&P Mid-Cap 400 Depository Rec COM              595635103     1441    13697 SH       SOLE                    13697
S&P Small-Cap 600 iShares Trus COM              464287804     1127    25362 SH       SOLE                    25362
Schlumberger Ltd.              COM              806857108     5884   108742 SH       SOLE                   108742
Starbucks Corporation          COM              855244109     5542   398961 SH       SOLE                   398961
Target Corp                    COM              87612E106     5511   139635 SH       SOLE                   139635
Technology Select Sector SPDR  COM              81369y803      285    15639 SH       SOLE                    15639
Vanguard Total Stock Mkt ETF   COM              922908769     1005    21729 SH       SOLE                    21729
Varian Medical Sys             COM              92220P105     3702   105355 SH       SOLE                   105355
Visa Inc - Cl A                COM              92826c839     2571    41300 SH       SOLE                    41300
Walgreen Co.                   COM              931422109     5068   172387 SH       SOLE                   172387
iShares Russell 2000 Index Fun COM              464287655     8043   157460 SH       SOLE                   157460
America Movil - ADR Series L   INTL EQ          02364w105     6350   163998 SH       SOLE                   163998
MSCI Emerging Markets iShares  INTL EQ          464287234      361    11186 SH       SOLE                    11186
Market Vectors Gold Miners ETF INTL EQ          57060u100     4636   122598 SH       SOLE                   122598
Nestle SA ADR                  INTL EQ          641069406     6265   166515 SH       SOLE                   166515
Roche Holdings AG Ltd - Spons  INTL EQ          771195104     5078   149558 SH       SOLE                   149558
Select Emerging Markets ETF- V INTL EQ          922042858     8217   258238 SH       SOLE                   258238
Telefonica SA - Spons ADR      INTL EQ          879382208      326     4800 SH       SOLE                     4800
Teva Pharmaceutical            INTL EQ          881624209     7988   161898 SH       SOLE                   161898
Vanguard FSTE All-World Ex- U  INTL EQ          922042775     1608    44770 SH       SOLE                    44770
iShares China 25 Index Fund    INTL EQ          464287184     7693   200491 SH       SOLE                   200491
iShares MSCI Japan Index Fund  INTL EQ          464286848      117    12440 SH       SOLE                    12440
iShares MSCI Pacific Ex-Japan  INTL EQ          464286665      219     6927 SH       SOLE                     6927
iShares TR MSCI EAFE Index Fun INTL EQ          464287465      798    17421 SH       SOLE                    17421
Nuveen Floating Rate Income Fu BETF             67072T108       77 10000.000SH       SOLE                10000.000
iShares Barclays 1-3 Yr Treasu BETF             464287457      595 7103.000 SH       SOLE                 7103.000
iShares Barclays 3-7 Yr Treasu BETF             464288661      235 2122.000 SH       SOLE                 2122.000
iShares Barclays Aggregate Bon BETF             464287226     1058 10354.000SH       SOLE                10354.000
iShares Barclays Int Gov-Credi BETF             464288612      834 8010.000 SH       SOLE                 8010.000
iShares Barclays Intermed Cred BETF             464288638     1186 11860.000SH       SOLE                11860.000
iShares iBoxx Inv Grade Corp B BETF             464287242      531 5291.000 SH       SOLE                 5291.000
S&P Mid-Cap 400 Depository Rec ETF              595635103      233     2215 SH       SOLE                     2215
SPDR Gold Trust                ETF              78463V107      324     3556 SH       SOLE                     3556
US Natural Gas Fund LP         ETF              912318102      188    13554 SH       SOLE                    13554
iShares Russell 1000 Index Fun ETF              464287622      554    10932 SH       SOLE                    10932